6. Deferred Revenue (Sept. 2017) (Details Narrative) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred revenue	$ 5,072,849	$ 3,106,608	$ 958,539
Distribution Rights [Member]
Deferred revenue	1,489,583
Future Royalty [Member]
Deferred revenue	$ 2,000,000	$ 2,000,000